Consolidated Statements of Changes in Shareholder's Equity (Deficiency) - Expressed in Canadian Dollars - CAD ($)	Preferred Stock	Capital Units	Common Stock	Warrant	Additional Paid-in Capital	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest	Retained earnings	Total
Equity Balance, Starting at Dec. 31, 2022	$ 0	$ 0	$ 5,052,955	$ 0	$ 6,345,940	$ (26,345)	$ (3,800,858)	$ 7,571,692
Shares Outstanding, Starting at Dec. 31, 2022	0	0	16,843,182
Foreign currency translation reserve, value	$ 0	$ 0	$ 0	$ 0	0	(10,443)	0	(10,443)
Foreign currency translation reserve, shares	0	0	0	0
Net Income (Loss)	$ 0	$ 0	$ 0	$ 0	0	0	(241,504)	(241,504)
Shares Outstanding, Ending at Dec. 31, 2023	0	0	16,843,182
Equity Balance, Ending at Dec. 31, 2023	$ 0	$ 0	$ 5,052,955	0	6,345,940	(36,787)	(4,042,362)	7,319,746
Shares to Maxim Group for services, value	$ 0	$ 0	$ 100,000	$ 0	1,037,754	0	0	1,137,754
Shares to Maxim Group for services, shares	0	0	333,334	0
Share issuances for director services, value	$ 0	$ 0	$ 62,508	$ 0	459,039	0	0	521,547
Share issuances for director services, shares	0	0	208,359	0
Fractional shares - reverse Split 1 for 6, value	$ 0	$ 0	$ (9)	$ 0	9	0	0	0
Fractional shares - reverse Split 1 for 6, shares	0	0	(30)	0
Debt conversion - various, value	$ 0	$ 0	$ 1,447,335	$ 0	9,253,620	0	0	10,700,955
Debt conversion - various, shares	0	0	4,824,450	0
Shares and warrants, value			$ 87,548		4,045,854			4,133,402
Shares and warrants, shares	0		291,829
Debt initiation fees - various, value	$ 3,600,000	$ 0	$ 0	$ 0	(612,000)	0	0	2,988,000
Debt initiation fees - various, shares	1,200,000	0	0	0
Shares to Epazz for ZooOffice purchase, value	$ 1,650,000	$ 90,000	$ 150,000	$ 0	818,201	0	0	2,708,201
Shares to Epazz for ZooOffice purchase, shares	550,000	3,000	500,000	0
Shares to Ameritek for Ecker purchase, value	$ 2,250,000	$ 150,000	$ 300,000	$ 0	1,842,772	0	0	4,542,772
Shares to Ameritek for Ecker purchase, shares	750,000	5,000	1,000,000	0
Shares to Shaun Passley for patents, value	$ 10,500,000	$ 300,000	$ 60,000	$ 0	(1,718,396)	0	0	9,141,604
Shares to Shaun Passley for patents, shares	3,500,000	10,000	200,000	0
Shares to Epazz for patents, value	$ 33,450,000	$ 1,260,000	$ 270,000	$ 0	(4,877,923)	0	0	30,102,077
Shares to Epazz for patents, shares	11,150,000	42,000	900,000	0
Warrants, value	$ 0	$ 0		$ 751,000				751,000
Warrants, shares	0	0		2,600,000
Net loss and foreign currency reserve, value	$ 0	$ 0	$ 0		0	433,848	(4,531,395)	(404,790)
Net loss and foreign currency reserve, shares	0	0	0
Transfer to the group entity under common control								(48,179,812)
Shares Outstanding, Ending at Dec. 31, 2024	17,150,000	60,000	25,101,124	2,600,000
Equity Balance, Ending at Dec. 31, 2024	$ 51,450,000	$ 1,800,000	$ 7,530,337	$ 751,000	$ 16,594,870	$ 397,061	$ (8,573,758)	$ 21,819,343